RETIREMENT PLANS	12 Months Ended
Dec. 28, 2013
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
J.	RETIREMENT PLANS

We have a profit sharing and 401(k) plan for the benefit of substantially all of our employees, excluding the employees of certain wholly-owned subsidiaries.  Amounts contributed to the plan are made at the discretion of the Board of Directors.  We matched 25% of employee contributions in 2013 and 2012, on a discretionary basis, totaling $1.7 million and $1.6 million, respectively.  The basis for matching contributions may not exceed the lesser of 6% of the employee's annual compensation or the IRS limitation.

On July 14, 2011, the compensation committee of the board of directors approved a retirement plan for officers whereby we will pay, upon retirement, benefits totaling 150% of the officer’s highest base salary in the three years immediately preceding separation from service plus health care benefits for a specified period of time if certain eligibility requirements are met. Approximately $4.0 million and $3.4 million are accrued in “Other Liabilities” for this plan at December 28, 2013 and December 29, 2012, respectively.